Segment reporting - Summary of Operating Results Based on Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 1,096	$ 858
Adjusted EBITDA	268	139
Betway
Disclosure of operating segments [line items]
Revenue	673	506
Adjusted EBITDA	197	67
Spin
Disclosure of operating segments [line items]
Revenue	423	352
Adjusted EBITDA	105	93
Other
Disclosure of operating segments [line items]
Revenue	0	0
Adjusted EBITDA	$ (34)	$ (21)